Debt - Additional Information (Detail) - USD ($)							4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Nov. 27, 2020	Apr. 24, 2020	Mar. 31, 2020	Dec. 19, 2019	Dec. 03, 2018	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 07, 2018	Oct. 31, 2017
Debt Instrument [Line Items]
Proceeds from the issuance of common stock								$ 249,263,000
Barkbox Inc [Member]
Debt Instrument [Line Items]
Long term debt current and non current	$ 121,624,000			$ 64,916,000			$ 121,624,000	$ 121,624,000	$ 121,624,000	$ 64,916,000
Current portion of long term debt				45,184,000						45,184,000
Proceeds from convertible promissory note									$ 75,750,000	5,367,000
Barkbox Inc [Member] | Maximum [Member] | Non Qualified Equity Financing [Member] | Forecast [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of common stock	30,000,000
Barkbox Inc [Member] | Minimum [Member] | Propective Qualified Equity Financing [Member] | Forecast [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of common stock	$ 30,000,000
Barkbox Inc [Member] | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity												$ 35,000,000
Barkbox Inc [Member] | Western Alliance Bank And Pinnacle [Member]
Debt Instrument [Line Items]
Repayment of long term debt		$ 27,600,000
Barkbox Inc [Member] | Western Alliance Amendment Agreement Three [Member] | Western Alliance Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt instrument base rate percentage	5.25%						5.25%	5.25%	5.25%
Debt instrument variable interest rate spread									0.50%
Line of credit facility borrowing base percentage	80.00%						80.00%	80.00%	80.00%
Barkbox Inc [Member] | Western Alliance Amendment Agreement Three [Member] | Western Alliance Bank [Member] | Revolving Credit Facility And Additional Term Loan [Member]
Debt Instrument [Line Items]
Long term debt current and non current	$ 34,300,000			44,300,000			$ 34,300,000	$ 34,300,000	$ 34,300,000	44,300,000
Current portion of long term debt	0			39,300,000			0	0	0	39,300,000
Barkbox Inc [Member] | Additional Term Loan [Member] | Western Alliance Amendment Agreement [Member] | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Debt instrument face value											$ 10,000,000
Barkbox Inc [Member] | Term Loan [Member] | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Repayment of long term debt		10,000,000
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member]
Debt Instrument [Line Items]
Long term debt current and non current	$ 0			15,300,000			$ 0	$ 0	$ 0	15,300,000
Current portion of long term debt				5,900,000						5,900,000
Payment of debt extinguishment costs		2,000,000
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member] | Maximum [Member]
Debt Instrument [Line Items]
Embedded derivative liability				100,000						100,000
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	5.25%
Long term debt instrument variable interest rate percentage	10.50%						10.50%	10.50%	10.50%
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member] | Principal [Member]
Debt Instrument [Line Items]
Repayment of long term debt		15,300,000
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member] | Interest [Member]
Debt Instrument [Line Items]
Repayment of long term debt		100,000
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Proceeds from long term debt						$ 7,600,000
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Proceeds from long term debt						3,800,000
Barkbox Inc [Member] | Term Loan [Member] | Pinnacle Agreement [Member] | Pinnacle [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Proceeds from long term debt						$ 3,800,000
Barkbox Inc [Member] | 2019 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt current and non current	$ 7,200,000						$ 7,200,000	$ 7,200,000	$ 7,200,000
Barkbox Inc [Member] | 2019 Convertible Promissory Notes [Member] | December 2019 [Member]
Debt Instrument [Line Items]
Embedded derivative liability	$ 2,200,000						2,200,000	2,200,000	2,200,000
Barkbox Inc [Member] | 2019 Convertible Promissory Notes [Member] | Propective Qualified Equity Financing [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage	80.00%
Barkbox Inc [Member] | 2019 Convertible Promissory Notes [Member] | Promissory Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 10,000,000
Proceeds from convertible promissory note					$ 3,900,000
Barkbox Inc [Member] | 2019 Convertible Promissory Notes [Member] | Promissory Note Purchase Agreement [Member] | Payable In Kind [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage					7.00%
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt current and non current	$ 5,400,000						5,400,000	5,400,000	5,400,000
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | March 2020 [Member]
Debt Instrument [Line Items]
Embedded derivative liability	1,200,000						1,200,000	1,200,000	1,200,000
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | May 2020 [Member]
Debt Instrument [Line Items]
Embedded derivative liability	800,000						800,000	800,000	800,000
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | June 2020 [Member]
Debt Instrument [Line Items]
Embedded derivative liability	$ 700,000						700,000	700,000	700,000
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | Super Prorata Notes [Member] | Propective Qualified Equity Financing [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage	60.00%
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | Prorata Notes [Member] | Propective Qualified Equity Financing [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage	70.00%
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | Promissory Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 10,000,000						$ 10,000,000
Long term debt terms of interest payment				quarterly
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | Promissory Note Purchase Agreement [Member] | Super Prorata Notes [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage				10.00%						10.00%
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | Promissory Note Purchase Agreement [Member] | Prorata Notes [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage				8.00%						8.00%
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | Promissory Note Purchase Agreement [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Proceeds from convertible promissory note				$ 1,500,000						$ 1,000,000
Barkbox Inc [Member] | 2020 Convertible Promissory Notes [Member] | Promissory Note Purchase Agreement [Member] | Pinnacle [Member]
Debt Instrument [Line Items]
Proceeds from convertible promissory note										800,000
Barkbox Inc [Member] | Paycheck Protection Programme [Member] | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Proceeds from long term debt			$ 5,200,000
Long term debt fixed interest rate percentage			1.00%
Barkbox Inc [Member] | 2025 Convertible Notes [Member]
Debt Instrument [Line Items]
Long term debt current and non current	$ 75,000,000			$ 0			$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 0
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 75,000,000
Long term debt fixed interest rate percentage	5.50%						5.50%	5.50%	5.50%
Long term debt terms of interest payment		compounded annually
Proceeds from long term debt net of issuance costs		$ 74,700,000
Debt issuance costs gross	$ 300,000						$ 300,000	$ 300,000	$ 300,000
Long term debt date of commencement of interest payment		Dec. 01, 2021
Debt instrument conversion price per share		$ 89.94
Long term debt default rate of interest							3.00%
Long term debt contingent rate of interest							2.50%
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Direct Listing [Member]
Debt Instrument [Line Items]
Consecutive Trading Days After The Date of Settlement							5 days
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Special Purpose Acquistion Transaction [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share	$ 10.00						$ 10.00	$ 10.00	$ 10.00
Valuation of the common stock of the company triggering debt conversion	$ 1,500,000,000						$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Change Of Control Of The Company [Member]
Debt Instrument [Line Items]
Percentage change in the voting power of the common stock holders							50.00%
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Qualified Equity Financing [Member]
Debt Instrument [Line Items]
Valuation of the common stock of the company triggering debt conversion	1,500,000,000						$ 1,500,000,000	1,500,000,000	1,500,000,000
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Embedded derivative liability	$ 0						$ 0	$ 0	$ 0
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Additional Notes Issuable [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 25,000,000
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Enhanced Interest Rate If Default Is Committed [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	8.00%						8.00%	8.00%	8.00%
Barkbox Inc [Member] | 2025 Convertible Notes [Member] | Magnetar Capital LLC [Member] | Minimum [Member] | Forecast [Member] | Qualified Equity Financing [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of common stock							$ 20,000,000